Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Allowance for credit losses of accounts receivable	$ 1,258	$ 1,022
Allowance for current expected credit losses of due from related parties	691	388
Allowance for credit losses of prepayments and other current assets	6,223	6,186
Allowance for current expected credit losses of Due from related parties	0	381
Current liabilities	$ 126,736	$ 128,086
Common stock, shares issued	375,001,940	375,001,940
Common stock, shares outstanding	307,351,196	323,525,556
Treasury stock, shares	67,650,744	51,476,384
VIEs
Current liabilities	$ 185,762	$ 203,936
VIEs | Nonrecourse
Current liabilities	185,762	203,936
Non-current liabilities	$ 97,997	$ 86,029